PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	May 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 45,045	$ 223	$ 121,212	$ 669	$ 890	$ 892
Alternative Solutions, LLC [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 933,142		$ 933,142